Income taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
Income tax provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2014	2013
Loss before income taxes	$(728)	$(24,149)
Tax rate	25.26%	25.26%
Expected benefit	$(184)	$(6,101)
(Decrease) increase related to:
Impact of enacted future statutory income tax rates	—	(209)
Income tax adjustments and reassessments	(68)	(249)
Non deductible portion of capital losses	(72)	69
Stock-based compensation	232	315
Other	61	73
Income tax benefit	$(31)	$(6,102)

Classified as:

Year ended December 31,	2014	2013
Current income tax (benefit) expense	$(92)	$(2,438)
Deferred income tax benefit	61	(3,664)
	$(31)	$(6,102)

The deferred tax assets and liabilities are summarized below:

	December 31, 2014	December 31, 2013
Deferred tax assets:
Non-capital losses	$31,151	$39,604
Deferred financing costs	1,135	1,709
Billings in excess of costs on uncompleted contracts	—	1,606
Capital lease obligations	16,148	10,914
Deferred lease inducements	64	91
Stock-based compensation	1,666	1,880
Other	481	409
	$50,645	$56,213

	December 31, 2014	December 31, 2013
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	$9,538	$5,338
Assets held for sale	6,466	13
Accounts receivable – holdbacks	3,084	2,308
Property, plant and equipment	58,134	56,945
Deferred partnership income	—	18,125
	$77,222	$82,729
Net deferred income tax liability	$(26,577)	$(26,516)
Classified as:

	December 31, 2014	December 31, 2013
Current asset	$5,609	$3,678
Long term asset	29,947	27,660
Current liability	(20,056)	(8,036)
Long term liability	(42,077)	(49,818)
	$(26,577)	$(26,516)

The Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction and three provincial jurisdictions. Prior to the sale of piling assets and liabilities (note 22), the Company filed income tax returns in two additional provincial jurisdictions, the US federal and Indiana, Oklahoma and Texas state jurisdictions and Columbia. The Company has substantially concluded on Canadian federal and provincial income tax matters for the years through 2009. Substantially all material US Federal and state matters have been concluded for the years through 2007.
The Company has a full valuation allowance against capital losses in deferred tax assets of $962 as at December 31, 2014 (2013 – $962). At December 31, 2014, the Company has non-capital losses for income tax purposes of $123,307 which predominately expire after 2026 as follows:

December 31, 2014
2026	$283
2027	—
2028	—
2029	1
2030	5,334
2031	18,567
2032	48,910
2033	34,788
2034	15,424
$123,307